INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2015
Revenues and Long-Lived Assets by Geographical Area

Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2015	2014	2013
Revenues:
United States	$3,710,977	$3,525,176	$3,325,114
Canada	263,908	300,289	318,165
Mexico	138,354	119,075	100,051

Total revenues	$4,113,239	$3,944,540	$3,743,330

December 31,	2015	2014
Long-Lived Assets:
United States	$441,656	$434,910
Canada	154,437	187,064
Mexico	5,413	5,293

Total long-lived assets	$601,506	$627,267